Financial Instruments and Risks Management - Rating (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments and Risks Management
Financial Assets	R$ 14,298,290	R$ 28,780,120
Financial Liabilities	74,082,444	39,403,941
Amortized cost
Financial Instruments and Risks Management
Financial Liabilities	71,164,531	37,767,241
Amortized cost | Loans, financing and debentures
Financial Instruments and Risks Management
Financial Liabilities	63,684,326	35,737,509
Amortized cost | Lease liabilities
Financial Instruments and Risks Management
Financial Liabilities	3,984,070
Amortized cost | Liabilities for asset acquisition and subsidiaries
Financial Instruments and Risks Management
Financial Liabilities	541,615	992,512
Amortized cost | Trade accounts payable
Financial Instruments and Risks Management
Financial Liabilities	2,376,459	632,565
Amortized cost | Other liabilities
Financial Instruments and Risks Management
Financial Liabilities	578,061	404,655
Fair value through profit or loss
Financial Instruments and Risks Management
Financial Liabilities	2,917,913	1,636,700
Fair value through profit or loss | Derivative financial instruments
Financial Instruments and Risks Management
Financial Liabilities	2,917,913	1,636,700
Amortized cost
Financial Instruments and Risks Management
Financial Assets	6,848,937	7,187,621
Amortized cost | Cash and cash equivalents
Financial Instruments and Risks Management
Financial Assets	3,249,127	4,387,453
Amortized cost | Trade accounts receivable
Financial Instruments and Risks Management
Financial Assets	3,035,817	2,537,058
Amortized cost | Other assets
Financial Instruments and Risks Management
Financial Assets	563,993	263,110
Fair value through other comprehensive income
Financial Instruments and Risks Management
Financial Assets	20,048
Fair value through other comprehensive income | Other investments
Financial Instruments and Risks Management
Financial Assets	20,048
Fair value through profit or loss
Financial Instruments and Risks Management
Financial Assets	7,429,306	21,592,499
Fair value through profit or loss | Derivative financial instruments
Financial Instruments and Risks Management
Financial Assets	1,098,972	493,934
Fair value through profit or loss | Marketable securities
Financial Instruments and Risks Management
Financial Assets	R$ 6,330,334	R$ 21,098,565